Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Feb. 28, 2023	Aug. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares par value (in Dollars per share)	$ 0.000001	$ 0.000001
Ordinary shares, shares authorized	40,000,000,000	40,000,000,000
Ordinary shares, shares issued	14,611,659,561	36,016,603,594
Ordinary shares, shares outstanding	14,611,659,561	36,016,603,594